SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Number of Shares Warrants Outstanding, Beginning Balance	1,169,347
Number of Exercisable Shares, Beginning Balance	1,169,347
Weighted average unit price, Beginning balance	$ 874
Average Remaining Contractual Life	2 years 7 months 6 days	2 years 9 months 18 days
Number of Shares Warrants Outstanding, Granted/Acquired	995,260,671
Number of Exerciseable Shares, Granted/Acquired	995,260,671
Weighted sverage unit price, Granted/Acquired	$ 2
Average Remaining Contractual Life Granted/Acquired	2 years 11 months 23 days
Number of Shares Warrants Outstanding, Exercised	(235,797)
Number of Exercisable Shares, Exercised	(235,797)
Weighted average unit price, Exercised
Number of Shares Warrants Outstanding, Ending Balance	996,194,221	1,169,347
Number of Exercisable Shares, Ending Balance	996,194,221	1,169,347
Weighted average unit price, Ending balance	$ 3	$ 874